Expense Example, No Redemption (Vanguard Wellington Fund, USD $)	12 Months Ended
Nov. 30, 2012
Vanguard Wellington Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Vanguard Wellington Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	$ 217